Condensed Balance Sheet (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Cash and central bank balances	€ 176,661	€ 120,112
Financial assets available for sale	28,441	31,669
Investments in associates	290	387
Total assets	1,245,008	1,378,670
Liabilities and equity [Abstract]
Long-term debt	144,998	155,913
Total liabilities	1,183,113	1,322,807
Total shareholders equity	57,219	51,193
Additional equity components	4,675	4,670
Total equity	61,895	55,863
Total liabilities and equity	1,245,008	1,378,670
Bank subsidiaries [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	27,110	43,631
Central bank funds sold and securities purchased under resale agreements	4,170	4,394
Financial assets at fair value through profit or loss	6,508	12,021
Investment in subsidiaries	12,242	11,530
Loans	37,974	49,393
Other assets	1,480	1,231
Liabilities and equity [Abstract]
Deposits	81,504	82,276
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	640	2,344
Financial liabilities at fair value through profit or loss	5,423	9,745
Other short-term borrowings	195	88
Other liabilities	851	1,222
Nonbank subsidiaries [Member]
Assets [Abstract]
Central bank funds sold and securities purchased under resale agreements	36,287	43,290
Financial assets at fair value through profit or loss	5,010	14,536
Investment in subsidiaries	36,170	36,461
Loans	52,687	54,549
Other assets	11,325	23,923
Liabilities and equity [Abstract]
Deposits	20,562	25,773
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	29,129	49,903
Financial liabilities at fair value through profit or loss	2,531	6,254
Other short-term borrowings	424	692
Other liabilities	8,067	16,100
Other subsidiaries [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	5,801	6,254
Central bank funds sold and securities purchased under resale agreements	10,497	14,256
Financial assets at fair value through profit or loss	550,182	641,455
Loans	151,912	158,700
Other assets	90,263	110,877
Liabilities and equity [Abstract]
Deposits	307,162	282,991
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	16,766	10,860
Financial liabilities at fair value through profit or loss	439,264	535,349
Other short-term borrowings	17,766	16,419
Other liabilities	€ 107,830	€ 126,876